Other non-financial assets, non-current	12 Months Ended
Mar. 31, 2021
Other Non-financial Assets Non-current
Other non-financial assets, non-current

24. Other non-financial assets, non-current

	March 31,
	2020	2021
Restricted asset	223,618	223,618
Total	223,618	223,618
Non-current	223,618	223,618
Total	223,618	223,618

Restricted asset include INR 189,267 (March 31, 2020: 189,267) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India, INR 8,468 (March 31, 2020: 8,468) in respect of refund claim application with the service tax authorities, INR 25,000 (March 31, 2020: INR 25,000) paid in relation to an investigation initiated by Directorate General of Central Excise Intelligence (DGCEI) for certain service tax matters in India and INR 883 (March 31, 2020: 883) in respect of amount paid under protest to Goods and Services Tax (GST) department. The service tax and GST amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)